4. EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
EQUIPMENT

At December 31, 2013 and December 31, 2012 equipment is as follows:

	As of December 31, 2013	As of December 31, 2012

Automobile	$25,828	$25,828
Office Equipment	5,560	2,086
Less Accumulated Depreciation	(17,295)	(11,406)

Total Property and Equipment	$14,093	$16,508

Depreciation and amortization expense for the year ended December 31, 2013 and 2012 was $5,888 and $5,583 respectively.